PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2024
Provisions For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits
PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS

20.	PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS

Claims of different nature are being challenged at the appropriate courts. Details of the accrued amounts and related judicial deposits are as follows:

				Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Tax	130,755	154,626	176,086	153,715
Social security	1,546	1,609		4
Labor	387,612	366,645	294,233	288,389
Civil	815,180	778,796	134,609	24,880
Environmental	42,609	41,194	3,723	3,340
Deposit of a guarantee			24,299	21,554
	1,377,702	1,342,870	632,950	491,882

Classified:
Current	132,112	36,000
Non-current	1,245,590	1,306,870	632,950	491,882
	1,377,702	1,342,870	632,950	491,882

The changes in tax, social security, labor, civil and environmental provisions in the year ended December 31, 2024 can be summarized as follows:

					Consolidated
					Current + Non-current
Nature	12/31/2023	Additions	Accrued charges	Net utilization of reversal	12/31/2024
Tax	154,626	44,450	3,752	(72,073)	130,755
Social security	1,609		61	(124)	1,546
Labor	366,645	81,766	36,799	(97,598)	387,612
Civil	778,796	55,041	58,616	(77,273)	815,180
Environmental	41,194	816	2,764	(2,165)	42,609
	1,342,870	182,073	101,992	(249,233)	1,377,702

Provisions for taxes, social security, labor, civil and environmental matters have been estimated by management and substantially substantiated by legal counsel, and only those causes that are considered probable of loss are recorded. These provisions also include tax liabilities arising from actions taken at the Company's initiative, plus SELIC (Special System for Settlement and Custody) interest.

Tax Proceedings

The main legal proceedings considered by external legal consultants as having a probable loss probability, in which CSN or its subsidiaries are parties, of a tax nature are: (i) some ISS tax infraction notices (ii) divergences between calculated and collected ICMS (iii) Compensation requests not approved due to lack of credit rights.

Labor lawsuits

The Group appears as a defendant in labor claims. Most of the claims in these lawsuits relate to subsidiary and/or joint liability, equal pay, hazard and danger pay allowances, overtime, health plans, compensation claims for alleged occupational diseases or work accidents, intra-day break periods, and differences in profit sharing for the years 1997 to 1999 and 2000 to 2003.

During the year ended December 31, 2024, there were additions and write-offs of labor proceedings due to definitive closures, in addition to the Company's ongoing review of accounting estimates related to provisions and contingencies. These reviews consider the different types of claims involved, as established in the Company's accounting policies.

Civil lawsuits

Among the civil lawsuits in which he appears as a defendant, there are mainly lawsuits with a claim for compensation. Such processes, in general, are resulting from work accidents, occupational diseases, contractual discussions related to the Group's industrial activities, real estate actions, health plans.

Environmental processes

The main environmental proceedings considered by external legal consultants as having probable loss probability, in which CSN or its subsidiaries are parties, are (i) administrative violation notices for alleged environmental infractions (ii) annulment lawsuits and tax foreclosures resulting from environmental fines and (iii) procedural fines for alleged non-compliance with court orders.

Among the environmental administrative/judicial proceedings in which the Company is a defendant are administrative procedures aimed at verifying possible environmental irregularities and regularizing environmental licenses. In the judicial sphere, there are actions to enforce fines imposed due to such alleged irregularities and public civil actions seeking regularization combined with compensation, which consist of environmental restoration in most cases. Such processes are generally derived from discussions of supposed environmental impacts related to the Company's industrial activities.

Administrative and Judicial Proceedings

The Company does not make provisions for legal proceedings whose expectation of the Management, based on the opinion of legal advisors, is of possible loss. The following table shows a summary of the balance of the main matters classified as possible risk compared to the balance as of December 31, 2024 with December 31, 2023.

The Company has other legal proceedings classified by legal advisors as possible losses, therefore representing present obligations for which an outflow of resources is not probable. As of December 31, 2024, these totaled R$ 48,454,570 (R$ 53,651,946 as of December 31, 2023), comprising R$ 2,580,452 in labor proceedings (R$ 2,091,666 as of December 31, 2023), R$ 2,964,501 in civil proceedings (R$ 2,985,830 as of December 31, 2023), R$ 41,326,595 in tax proceedings (R$ 47,462,492 as of December 31, 2023), and R$ 1,583,021 in environmental proceedings (R$ 1,111,968 as of December 31, 2023).

		Consolidated
	12/31/2024	12/31/2023
Notice of Violation and Imposition of Fine (AIIM) / Tax Foreclosure - RFB - IRPJ/CSLL - Capital Gain for alleged sale of equity interest in subsidiary NAMISA (1)	10,246,424	15,606,600

Notice of Violation and Imposition of Fine (AIIM) / Tax Foreclosure - RFB - IRPJ/CSLL - Disallowance of goodwill deductions generated in the reverse incorporation of Big Jump by Namisa (1)	4,346,118	5,443,666

Notice of Violation and Imposition of Fine (AIIM) / Tax Enforcement - RFB - IRPJ/CSLL - Disallowance of prepayment interest arising from iron ore supply and port services contracts	2,284,914	2,124,479

Notice of Violation and Imposition of Fine (AIIM) / Writ of Mandamus - RFB - IRPJ/CSLL - Profits earned abroad in 2008, 2010, 2011, 2012, 2014, 2015, 2016, 2017 and 2018	6,239,017	5,828,921

Unapproved compensation - RFB - IRPJ/CSLL, PIS/COFINS and IPI	2,169,108	2,052,564

ICMS - SEFAZ/RJ - Assessment Notice - questions about sales for incentive area	1,460,763	1,016,381

Notice of Violation and Imposition of Fine (AIIM) - RFB - Disallowance of PIS/COFINS Credits for inputs and freight	1,499,578	1,388,918

CFEM – difference of understanding between CSN and ANM on the calculation basis	1,570,733	1,452,933

Notice of Infraction and Imposition of Fine (AIIM) - RFB - Collection IRRF - Business Combinations CMIN 2015(2)	205,621	1,106,401

ICMS - SEFAZ/RJ - ICMS Credits for acquisition of Electric Energy Industrialization (3)	39,939	1,065,918

Notice of Violation and Imposition of Fine (AIIM) - IRPJ/CSLL - Disallowance of deductions of goodwill generated in the acquisition of Cimentos Mauá	422,499	810,907

ICMS - SEFAZ/RJ - Disallowance of the ICMS credits - Transfer of iron ore	779,093	731,416

ICMS - SEFAZ/RJ - Disallowance of credits on purchases of intermediate products	488,238	445,682

Disallowance of tax loss and negative calculation base resulting from adjustments in SAPLI - RFB	798,226	741,056

Infraction and Fine Imposition Notices (AIIM) - RFB - IRPJ/CSLL - Transfer Pricing	389,919	363,043

ICMS - SEFAZ/RJ - Transfer of imported raw material for a value lower than the TECAR import document	422,807	394,865

Notice of Violation and Imposition of Fine (AIIM) / Annulment Action - RFB - IRRF - Capital gain of CFM company sellers located abroad	338,273	317,522

Other tax lawsuits (federal, state, and municipal)	6,977,524	6,282,247

Social security lawsuits	647,801	288,973

Action to discuss the balance of the construction contract – Tebas	621,724	593,716

Action related to power supply payment’s charge - Light	492,535	440,002

Action that discusses Negotiation of energy sales - COPEN - CEEE-G	229,983	201,123

Collection of defaulted amounts of contracts for the execution of the Presidente Médici Thermoelectric Power Plant - SACE - CEEE-G (4)		205,262

Enforcement action applied by Brazilian antitrust authorities (CADE) (5)		122,136

Other civil lawsuits	1,620,259	1,423,591

Labor and social security lawsuits	2,580,452	2,091,666

Tax Execution Traffic Ticket Volta Grande IV	152,322	137,668

ACP Landfill Márcia I	306,389	306,389

Notice of IEF Commitment Agreement (6)	337,951

Other environmental lawsuits	786,360	667,901

	48,454,570	53,651,946

(1)	The Company succeeded in the appeals filed in Processes 19515.723039/2012-79 (CSN) and 19515.723053/2012-72 (CSN Mineração) which had as their objects the fines of 150% (Qualified Fine), closing the possible contingency of R$ 4,476,924 and R$ 993,756. The notifications of the decisions occurred on July 5 and 25, 2024, without the filing of appeals by the National Treasury. Thus, the respective write-offs of the processes were carried out on 07/2024. Finally, for the other processes related to the "Big Jump" theme, the prognoses remain the same (possible).

(2)	The company was partially successful in Administrative Tax Proceeding 10600.720008/2020-32, in a CARF Ruling published on 09/11/2024, which recognized the unenforceability of WHT on capital gains of a legal entity resident in Japan, based on the rules of the treaty signed with the country. The application of the treaty was not the subject of a special appeal by the PGFN, making the company's partial success definitive. For the other installments of the tax assessment, the prognosis remains the same (possible).

(3)	The company succeeded in Process 0000931-14.2011.8.19.0066, which disputed the requirement of ICMS, by the State of Rio de Janeiro, on credits arising from the acquisition of electric energy for industrialization, ending a contingency of R$ 185,116. The decision favorable to the company became final on 10/16/2024. The company also succeeded in Case 0000927-74.2011.8.19.0066, on the same subject, whose closure of the possible contingency of R$ 925,584 will be reflected in the results of the first quarter of 2025.

(4)	In 2024, CEEE-G, a subsidiary of the Company, made a judicial agreement with SACE, which reduced the values disclosed as possible contingencies, now registered in other accounts payable, totaling R$ 43,371 as of December 31, 2024 (R$ 205,262 as of December 31, 2023).

(5)	In November, CSN joined the "Desprola" program, launched by the Federal Government. The program consisted of paying all the Company's debts (4 concentration acts) to CADE with a 65% discount, where it made the upfront payment of R$ 34,000, ending discussions regarding the Steel Cartel process.

(6)	In the 4th quarter of 2024, CSN Mineração was notified by the State Forest Institute of Minas Gerais, regarding the collection of a fine provided for in a Commitment Term signed by the Company with the said Agency in 2004. In said Notification, the aforementioned Agency is charging an amount of around R$ 337,000 for the alleged non-compliance with clauses of the instrument - which refers to compensation for environmental licensing from that time. Considering that CSN Mineração disagrees with the alleged breach of the mentioned Commitment Term and, consequently, with the respective fine collection - in addition to considering it disproportionate, a timely defense was presented in response to this notification, which will be forwarded for consideration by the Chamber for Prevention and Administrative Resolution of Conflicts of the Attorney General's Office of the State of Minas Gerais.

The Company has offered judicial guarantees (Guarantee Insurance/Letter of Guarantee) in the total amount updated as of December 31, 2024 of R$ 10,620,316 (as of December 31, 2023 R$ 8,768,003), as determined by current procedural legislation.

In the 1st quarter of 2021, the Company was notified of the initiation of an arbitration proceeding based on an alleged breach of iron ore supply contracts. The counterparty's request at that time was around US$ 1 billion, which the Company, in addition to understanding that the allegations presented are unfounded due to the complete absence of damages, is also unaware of the bases for estimating said amount. The Company informs that it has prepared, together with its legal advisors, the response to the arbitration request and is currently developing its defense. It also clarifies that the discussions involve ongoing arbitration disputes initiated by both parties. It is also estimated that the arbitrations will be completed in 2 years. The relevance of the process for the Company is related to the value attributed to the cause and the possible financial impact.

The evaluations carried out by legal advisors define these administrative and judicial proceedings as a possible risk of loss and are not provisioned in accordance with Management's judgment and accounting practices adopted in Brazil.

Accounting Policy

Provisions are only recorded when classified as probable loss risk, estimated and considered by Management, substantially based on the assessment of its legal advisors, and when resources will be necessary to settle the obligation. This obligation is updated according to the evolution of the lawsuit or financial charges incurred and may be reversed if the estimated loss is no longer considered probable due to changes in circumstances, or written off when the obligation is settled.